TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCK - 4.04%	Shares	Value

Investment Companies - 4.04%
Blackstone Secured Lending Fund	20,000	$552,800

TOTAL COMMON STOCK (Cost $524,319)		552,800

PREFERRED STOCK - 0.03%

Real Estate - 0.03%
Harbor Custom Development, Inc. - Series A, 8.000% (a)	4,286	4,072

TOTAL PREFERRED STOCK (Cost $60,019)		4,072

CLOSED-END FUNDS - 3.76%

Asset Allocation Fund - 2.14%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	35,000	292,600

Equity Fund - 1.62%
Royce Value Trust, Inc.	15,275	222,404

TOTAL CLOSED END FUNDS (Cost $527,702)		515,004

EXCHANGE-TRADED FUNDS - 89.30%

Alternative Fund - 1.01%
Grayscale Bitcoin Trust BTC (a)	4,000	138,480

Debt Funds - 77.24%
iShares 1-3 Year Treasury Bond ETF	10,000	820,400
iShares 20+ Year Treasury Bond ETF	7,500	741,600
iShares Core U.S. Aggregate Bond ETF	32,500	3,225,625
SPDR Bloomberg High Yield Bond ETF	10,000	947,300
SPDR Bloomberg Short Term High Yield Bond ETF (b)	100,000	2,514,000
Vanguard Short-Term Corporate Bond ETF (b)	30,000	2,321,100
		10,570,025
Equity Funds - 11.05%
Direxion Daily S&P 500 Bull 3X ETF	3,000	311,970
Invesco S&P 500 Equal Weight ETF	6,000	946,800
Utilities Select Sector SPDR Fund	4,000	253,320
		1,512,090

TOTAL EXCHANGE-TRADED FUNDS (Cost $11,860,854)		12,220,595

WARRANTS - 0.00%
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	37,500	8

TOTAL WARRANTS (Cost $375)		8

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

BONDS & NOTES - 0.08%	Principal Amount	Value

ASSET-BACKED SECURITIES - 0.02%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.383%, due 12/25/2033 (d)	$71	$94
Countrywide Asset-Backed Certificates, 4.235%, due 10/25/2017 (d) (e)	3,303	2,801
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	27	27

Total Asset Backed Securities (Cost $3,400)		2,922

MORTGAGE-BACKED SECURITIES - 0.06%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,760	2,339
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.052%, due 09/25/2036 (d)	19,314	5,599

Total Mortgage-Backed Securities (Cost $12,324)		7,938

TOTAL BONDS & NOTES (Cost $15,724)		10,860

SHORT-TERM INVESTMENT - 2.87%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 5.23% (c)	392,352	392,352

SHORT TERM INVESTMENT (Cost $392,352)		392,352

INVESTMENTS AT VALUE (Cost $13,381,345) - 100.08%		$13,695,691

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.08%)		(11,141)

NET ASSETS - 100.00%		$13,684,550

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options.

(c) Rate shown represents the 7-day effective yield at December 31, 2023, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on Dectember 31, 2023.

(e) Principal payments are still being received, not yet matured.

The following abbreviations are used in this portfolio:

BTC - Bitcoin

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

COMMON STOCK 9.93%	Shares	Value

Auto Manufacturers - 3.22%
Toyota Motor Corp. - ADR - Japan	3,000	$550,140

Investment Companies - 1.62%
Blackstone Secured Lending Fund	10,000	276,400

Oil & Gas Services - 1.83%
Schlumberger NV	6,000	312,240

Pharmaceuticals - 0.04%
Inhibikase Therapeutics, Inc. (a)	5,500	6,985

Real Estate - 0.01%
Harbor Custom Development, Inc. (a)	7,500	901

Retail - 0.63%
FAT Brands, Inc.	17,863	108,250

Semiconductors - 2.58%
Advanced Micro Devices, Inc. (a)	3,000	442,230

TOTAL COMMON STOCK (Cost $1,833,744)		1,697,146

PREFERRED STOCK - 0.85%

Real Estate - 0.03%
Harbor Custom Development, Inc. - Series A, 8.00% (a)	5,714	5,428

Retail - 0.82%
FAT Brands, Inc. - Series B, 8.25%	9,451	140,725

TOTAL PREFERRED STOCK (Cost $326,906)		146,153

CLOSED-END FUND - 1.51%

Equity Fund - 1.51%
Royce Value Trust, Inc.	17,668	257,246

TOTAL CLOSED-END FUND (Cost $265,580)		257,246

EXCHANGE-TRADED FUNDS - 66.88%

Alternative Fund - 2.03%
Grayscale Bitcoin Trust BTC (a)	10,000	346,200

Debt Funds - 10.09%
iShares 1-3 Year Treasury Bond ETF	15,000	1,230,600
iShares 20+ Year Treasury Bond ETF	5,000	494,400
		1,725,000

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 66.88% (continued)	Shares	Value

Equity Funds - 54.76%
Direxion Daily FTSE Europe Bull 3x Shares	5,000	$118,550
Direxion Daily S&P 500 Bull 3X	20,000	2,079,800
Invesco Aerospace & Defense ETF	8,000	737,280
Invesco S&P 500 Equal Weight ETF	19,000	2,998,200
iShares Core S&P Mid-Cap ETF (b)	4,000	1,108,600
iShares Core S&P Small-Cap ETF (b)	15,000	1,623,750
Utilities Select Sector SPDR Fund	11,000	696,630
		9,362,810

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,537,929)		11,434,010

MUTUAL FUNDS - 15.75%

Asset Allocation Fund - 12.46%
Timber Point Alternative Income Fund - Institutional Class (f)	275,180	2,129,891

Equity Fund - 3.29%
LS Opportunity Fund - Institutional Class (a)	33,212	562,939

TOTAL MUTUAL FUNDS (Cost $2,685,178)		2,692,830

WARRANTS - 0.00%

Harbor Custom Development, Inc., $5.00, 06/10/2026 (a)	22,500	54
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	12,500	2

TOTAL WARRANTS (Cost $350)		56

BONDS & NOTES - 0.02%

ASSET-BACKED SECURITIES - 0.01%	Principal Amount
Countrywide Asset-Backed Certificates, 4.235%, 10/25/2017 (b) (d) (e)	$1,101	934

Total Asset Backed Securities (Cost $1,101)		934

MORTGAGE-BACKED SECURITIES - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	920	780
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.052%, 09/25/2036 (b) (d)	6,438	1,866

Total Mortgage-Backed Securities (Cost $4,130)		2,646

TOTAL BONDS & NOTES (Cost $5,231)		3,580

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

SHORT-TERM INVESTMENT - 4.83%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 5.23% (c)	825,645	$825,645

TOTAL SHORT-TERM INVESTMENT (Cost $825,645)		825,645

INVESTMENTS AT VALUE (Cost $16,480,563) - 99.77%		$17,056,666

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.23%		39,839

NET ASSETS - 100.00%		$17,096,505

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options.

(c) Rate shown represents the 7-day effective yield at December 31, 2023, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on December 31, 2023.

(e) Principal payments are still being received, not yet matured.

(f) Affiliated investment company.  See Investments in Affiliated Companies section of the accompanying notes.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

BTC - Bitcoin

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

NV - Naamloze Vennootschap (Dutch Public Company)

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”), and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Fair Value Measurements (continued)

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2023.

Global Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,697,146	$—	$—	$1,697,146
Closed-End Funds (1)	257,246	—	—	257,246
Exchange-Traded Funds (1)	11,434,010	—	—	11,434,010
Mutual Funds (1)	2,692,830	—	—	2,692,830
Preferred Stock (1)	146,153	—	—	146,153
Asset-Backed Securities	—	934	—	934
Mortgage-Backed Securities	—	2,646	—	2,646
Warrants	56	—	—	56
Short-Term Investment	825,645	—	—	825,645
Total Assets	$17,053,086	$3,580	$—	$17,056,666

(1) For a detailed break-out of common stock, CEFs, ETFs, mutual funds and preferred stock by industry or asset class, please refer to the Schedules of Investments.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Fair Value Measurements (continued)

Income Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$552,800	$—	$—	$552,800
Closed-End Funds (1)	515,004	—	—	515,004
Exchange-Traded Funds (1)	12,220,595	—	—	12,220,595
Preferred Stock (1)	4,072	—	—	4,072
Asset-Backed Securities	—	2,922	—	2,922
Mortgage-Backed Securities	—	7,938	—	7,938
Warrants	8	—	—	8
Short-Term Investment	392,352	—	—	392,352
Total Assets	$13,684,831	$10,860	$—	$13,695,691

(1) For a detailed break-out of common stock, preferred stock, ETFs and CEFs by industry or asset class, please refer to the Schedules of Investments.

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”), closed-end funds (“CEFs”) and mutual funds (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Derivatives Transactions

As of December 31, 2023, portfolio securities valued at $1,484,530 and $1,276,500 were held in escrow by the custodian as collateral for the Global Fund and Income Fund, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at December 31, 2023, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the three month period ended December 31, 2023 were as follows:

Global Fund:	Value as of September 30, 2023	Realized gain (loss)	Change in unrealized appreciation	Purchases(1)	Sales	Value as of December 31, 2023	Shares held as of December 31, 2023	Income received
Income Fund	$2,026,634	$—	$78,764	$24,493	$—	$2,129,891	275,180	$48,601
Total	$2,026,634	$—	$78,764	$24,493	$—	$2,129,891	275,180	$48,601

(1)	Represents dividends reinvested.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at December 31, 2023 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Fund	$16,711,888	$1,034,518	$(689,740)	$344,778
Income Fund	13,483,277	350,736	(138,322)	212,414

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.